SHAREHOLDERS EQUITY (Summary of Restricted Stock Activity) (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Number of RSUs
Granted
Employee [Member]
Number of RSUs
RSUs outstanding at the beginning of the year	8,100
Vested	(8,100)
Forfeited
RSUs outstanding at the end of the year
Weighted average grant date fair value
RSUs outstanding at the beginning of the year | $ / shares	$ 5.8
Vested | $ / shares	5.8
Forfeited | $ / shares
RSUs outstanding at the end of the year | $ / shares